Note 2 - Going Concern (Details Textual) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Retained Earnings (Accumulated Deficit)	$ (79,010)		$ (76,624)	$ (74,021)
Net Cash Provided by (Used in) Operating Activities	$ (2,418)	$ (936)	$ (2,172)	$ (2,892)